DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 14, 2022	May 10, 2022	Nov. 03, 2021	Nov. 30, 2021	Dec. 31, 2022
Statement [Line Items]
Amount of Dividends				$ 271,000,000	$ 183,971
Interim dividend [Member]
Statement [Line Items]
Dividend Paid			Interim dividend
Classes of shares for which there are dividends paid			Ordinary shares without series
Date of Dividends Paid			Nov. 03, 2021
Amount of Dividends			$ 271,000,000
Number of shares on which pay dividends			120,474,350
Dividend per Share			$ 2.24944
Definitive dividend [Member]
Statement [Line Items]
Dividend Paid	Definitive dividend	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series	Ordinary shares without series
Date of Dividends Paid	Dec. 14, 2022	May 10, 2022
Amount of Dividends	$ 183,971,000	$ 192,132,000
Number of shares on which pay dividends	120,474,350	120,474,350
Dividend per Share	$ 1.5271	$ 1.5948